Summary of Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Concentration of Credit Risk
Net sales	$ 15,269,000	$ 25,718,000	$ 21,850,000	$ 21,388,000	$ 19,495,000	$ 2,992,000	$ 3,011,000	$ 2,919,000	$ 84,225,000	$ 28,417,000	$ 9,484,000
International
Concentration of Credit Risk
Net sales									$ 5,700,000	$ 1,472,000	$ 0
Sales | Customers and customer group | Nordstrom, Inc.
Concentration of Credit Risk
Concentration risk (as a percent)									39.60%	25.00%	0.00%
Sales | Customers and customer group | Macy's Inc.
Concentration of Credit Risk
Concentration risk (as a percent)									9.80%	14.00%	0.00%
Sales | Customers and customer group | Macy's Inc. | Maximum
Concentration of Credit Risk
Concentration risk (as a percent)									10.00%	10.00%	10.00%
Sales | Customers and customer group | 10 largest customers and customer groups
Concentration of Credit Risk
Concentration risk (as a percent)									73.00%